UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21705
                                                     ---------------------

                    Nuveen Tax-Advantaged Floating Rate Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                              SEMIANNUAL REPORT January 31, 2006

                  Nuveen Investments
                  Exchange-Traded
                  Closed-End
                  Funds

        NUVEEN
TAX-ADVANTAGED
 FLOATING RATE
          FUND
           JFP


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Photo of: A child.


OPPORTUNITIES FOR
TAX-ADVANTAGED MONTHLY
INCOME FROM A PORTFOLIO
CONSISTING PREDOMINANTLY
OF ADJUSTABLE RATE
PREFERRED SECURITIES


Logo: NUVEEN Investments

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

Chairman's
     LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board

I am very pleased to report that over the six-month period covered by this report, your Fund continued to provide you with attractive monthly income from a portfolio that over time will be primarily composed of preferred stocks issued by middle market banks. For more information on your Fund's performance, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly


"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."


income, a preferred stock investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these advantages in more detail. I encourage you to contact him or her for more information on this and other important investment strategies.

As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the Internet. Sign up is quick and easy
- just follow the step-by-step instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.


Sincerely,

/s/Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 15, 2006

Nuveen Tax-Advantaged Floating Rate Fund (JFP)


Portfolio Managers'
         COMMENTS


The Nuveen Tax-Advantaged Floating Rate Fund features portfolio management by a team of specialists at Spectrum Asset Management, Inc., an affiliate of Principal CapitalSM. Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 70 years of combined experience in the securities markets, lead the team. Here Mark, Bernie and Phil talk about their management strategy and the performance of the Fund for the six-month period ended January 31, 2006

WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

The Fund's primary investment objective is to provide an attractive level of after-tax current income by investing primarily in adjustable rate securities that are eligible to pay dividends consisting primarily of tax-advantaged dividend income. To achieve this objective, we continued to employ the basic strategies and tactics during this reporting period that we've been using since the Fund's inception in March 2005. In particular, during this six-month period we continued to seek adjustable rate non-cumulative perpetual preferred stock issued by small- to mid-sized banks with assets generally ranging from $200 million to $10 billion. We were able to purchase more than $35 million of this type of stock during this six-month period. By the end of the period, we had crossed the halfway mark for our objective of having approximately 60% of the Fund's assets invested in middle-market bank adjustable rate securities. This left about $80 million still to transition into these types of securities.

As we looked for these opportunities, we maintained a fully-invested position for the Fund by holding adjustable-rate securities issued by larger-tier banks and fixed-income securities issued by small- and mid-sized banks. Generally, we tended to sell the fixed-income securities first when opportunities to purchase mid-tier bank adjustable rate preferred stock became available.

In our last shareholder report, we described how we made some investments in fixed-rate DRD (dividends received deduction) or QDI (qualified dividend income) securities, and then used interest rate swaps to effectively convert these fixed-rate issues into floating-rate investments. Over this most recent six-month period, we started to reverse this process by switching some floating-rate securities for fixed-rate issues. After implementing a commensurate interest rate swap, this allowed us to pick up a net of more than 100 basis points (1%) of additional income for the portfolio.

HOW DID THE FUND PERFORM OVER THIS PERIOD?

Fund performance results, as well as the performance of a comparative benchmark, are shown in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE

For the six-months ended January 31, 2006

JFP                                 4.40%
--------------------------------------------------------------------------------
Merrill Lynch Adjustable
Rate Preferred Index1               4.38%
--------------------------------------------------------------------------------

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

See the Performance Overview Page for additional information.


The Fund performed in line with the Merrill Lynch index for the six-month period. In general, the Fund's performance over this period benefited from the strong performance of the top-tier bank floating rate DRD market and the agency preferred stock market. In addition, the Fund's assets that were invested in middle market bank DRD securities performed well, in some cases providing yields approximately 350 basis points above the comparable London Interbank Offered Rate (LIBOR). Finally, a rising interest rate market led to net unrealized gains on many of our fixed-rate positions that had been swapped into floating rate positions.

The major factor that constrained the Fund's performance was the slower-than-anticipated invest up process into the adjustable rate securities of middle market banks. While larger bank issues did perform well over this period, these returns did not match those provided by middle market bank securities.

We expect that, over time, preferred stocks issued by middle market banks will be a major source of investment opportunities for the Fund. Although we saw some signs during this period that these banks might be ready to increase their issuance of floating rate preferred stocks, the pace of this new issuance was tempered by several factors, including:

o The Federal Reserve's extension to 2009 from 2007 of the effective date for new capital rules that will likely make traditional forms of financing less attractive to banks and bank holding companies, and make the issuance of non-cumulative preferred stock a more efficient financing option.

o The longer-than-expected learning curve for many potential issuers concerning the features and benefits of this relatively new type of core capital security.

o Concerns among some potential issuers that rising shorter-term rates could unacceptably increase their financing expenses if they were to issue adjustable- rate preferred stock.



1 The Merrill Lynch Adjustable Rate Preferred Index is an unmanaged index composed of dollar-denominated investment-grade preferred securities, predominantly from larger issuers. The Fund may invest a substantial portion of its assets in below-investment-grade securities, often from smaller issuers.

Distribution and Share Price
        INFORMATION



In addition to owning preferred stocks in its portfolio, the Fund has issued its own preferred shares, called FundPreferredTM. FundPreferred provides a degree of financial leverage that can enhance the Fund's returns and supplement the income available to pay common shareholder distributions, but also can increase share price volatility. This leveraging strategy provided incremental income and helped enhance common shareholder distributions over this reporting period.

It is the Fund's policy to seek to pay dividends that are relatively stable from month to month, and that reflect the Fund's past results and projected future performance. Over the course of this reporting period, the Fund maintained a monthly distribution of $0.0655 per share.

During certain periods, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. The Fund will, over time, pay all of its net investment income as dividends to shareholders.

Since the Fund's inception in March 2005, we have purchased more securities issued by larger, higher-quality financial institutions than we originally anticipated. These securities generally had lower yields than the issues from middle market banks we were looking to purchase. Given the monthly distribution level established by the Fund, this was one reason the Fund had a negative UNII balance for financial statement purposes as of January 31, 2006. The Fund also had a negative UNII balance for tax purposes, based on our best estimates, as of January 31, 2006.

As of January 31, 2006, the Fund was trading at a share price discount of -11.16% to its net asset value per share. This compares with an average share price discount of -9.45% for the entire six-month reporting period.

Nuveen Tax-Advantaged Floating Rate Fund
JFP



Performance
     OVERVIEW  As of January 31, 2006


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
------------------------------------
$25 Par (or similar)
Preferred Securities           85.0%
------------------------------------
Capital
Preferred Securities           15.0%
------------------------------------


Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE
May                           0.0655
Jun                           0.0655
Jul                           0.0655
Aug                           0.0655
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655
Dec                           0.0655
Jan                           0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/28/05                       15
                              15
                              15
                              14.95
                              15
                              14.96
                              14.95
                              14.97
                              14.98
                              15.01
                              15.01
                              15.01
                              15.01
                              15
                              15.05
                              15
                              15.02
                              14.99
                              15
                              14.99
                              14.97
                              14.93
                              14.9
                              14.85
                              14.78
                              14.78
                              14.53
                              14.55
                              14.6
                              14.58
                              14.54
                              14.51
                              14.48
                              14.48
                              14.5
                              14.43
                              14.6
                              14.62
                              14.57
                              14.52
                              14.55
                              14.5
                              14.51
                              14.46
                              14.45
                              14.42
                              14.51
                              14.4
                              14.45
                              14.35
                              14.15
                              14.3
                              14.4
                              14.38
                              14.4
                              14.25
                              14.1
                              14.05
                              14.15
                              14
                              13.86
                              13.75
                              13.8
                              13.5
                              13.25
                              13.31
                              13.21
                              13.17
                              13.39
                              13.43
                              13.49
                              13.41
                              13.32
                              13.4
                              13.46
                              13.59
                              13.65
                              13.5
                              13.58
                              13.5
                              13.52
                              13.6
                              13.54
                              13.41
                              13.35
                              13.49
                              13.55
                              13.49
                              13.42
                              13.42
                              13.34
                              13.42
                              13.43
                              13.48
                              13.5
                              13.95
                              14
                              13.97
                              13.9
                              13.95
                              13.96
                              13.51
                              13.48
                              13.55
                              13.47
                              13.5
                              13.45
                              13.5
                              13.4
                              13.5
                              13.51
                              13.6
                              13.69
                              13.72
                              13.69
                              13.95
                              13.89
                              13.75
                              13.71
                              13.6
                              13.68
                              13.43
                              13.3
                              13.44
                              13.3
                              13.31
                              13.04
                              12.87
                              13
                              13.06
                              13.04
                              13.21
                              13.05
                              13.03
                              13.09
                              13.14
                              13.04
                              13.11
                              13.15
                              13.02
                              13
                              12.88
                              12.75
                              12.61
                              12.49
                              12.48
                              12.5
                              12.49
                              12.49
                              12.49
                              12.52
                              12.5
                              12.52
                              12.64
                              12.51
                              12.66
                              12.64
                              12.65
                              12.65
                              12.8
                              12.76
                              12.77
                              13.03
                              12.96
                              12.68
                              12.48
                              12.4
                              12.41
                              12.48
                              12.4
                              12.38
                              12.26
                              12.14
                              12.1
                              12.14
                              12.15
                              12.18
                              12.29
                              12.2
                              12.25
                              12.19
                              12.17
                              12.24
                              12.24
                              12.14
                              12.02
                              12.05
                              12.01
                              12.05
                              12
                              12.03
                              12.1
                              12.11
                              12.1
                              12.32
                              12.28
                              12.34
                              12.34
                              12.4
                              12.48
                              12.5
                              12.46
                              12.37
                              12.47
                              12.51
                              12.53
                              12.51
                              12.56
                              12.55
                              12.65
                              12.65
                              12.68
                              12.6
                              12.59
                              12.62
                              12.64
                              12.6
1/31/06                       12.74


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.74
------------------------------------
Common Share
Net Asset Value               $14.34
------------------------------------
Premium/(Discount) to NAV    -11.16%
------------------------------------
Market Yield1                  6.17%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $198,587
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 3/28/05)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month        -2.10%         4.40%
------------------------------------
Since
Inception     -11.15%         4.31%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Commercial Banks               51.5%
------------------------------------
Capital Markets                15.2%
------------------------------------
Insurance                      13.6%
------------------------------------
Diversified Financial Services  9.9%
------------------------------------
U.S. Agency                     6.8%
------------------------------------
Consumer Finance                3.0%
------------------------------------

Special Shareholder
        MEETING REPORT

The Shareholder Meeting was held at the offices of Nuveen Investments on November 15, 2005.

                                                                                                                  JFP
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Common and
                                                                                                   FundPreferred       FundPreferred
                                                                                                          shares              shares
                                                                                                 voting together     voting together
                                                                                                      as a class          as a class
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

Robert P. Bremner
   For                                                                                                13,570,507                  --
   Withhold                                                                                               58,869                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                              13,629,376                  --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                13,574,229                  --
   Withhold                                                                                               55,147                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                              13,629,376                  --
====================================================================================================================================
Jack B. Evans
    For                                                                                               13,577,229                  --
   Withhold                                                                                               52,147                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                              13,629,376                  --
====================================================================================================================================
William C. Hunter
   For                                                                                                13,578,229                  --
   Withhold                                                                                               51,147                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                              13,629,376                  --
====================================================================================================================================
David J. Kundert
   For                                                                                                13,578,229                  --
   Withhold                                                                                               51,147                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                              13,629,376                  --
====================================================================================================================================
William J. Schneider
   For                                                                                                        --               2,825
   Withhold                                                                                                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                      --               2,825
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                        --               2,825
   Withhold                                                                                                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                      --               2,825
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                13,572,396                  --
   Withhold                                                                                               56,980                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                              13,629,376                  --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                                                13,578,229                  --
   Withhold                                                                                               51,147                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                              13,629,376                  --
====================================================================================================================================

                        Nuveen Tax-Advantaged Floating Rate Fund (JFP)
                        Portfolio of
                                INVESTMENTS January 31, 2006 (Unaudited)
       SHARES   DESCRIPTION (1)                                        COUPON                 RATINGS (2)                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                $25 PAR (OR SIMILAR) SECURITIES - 117.7% (85.0% OF TOTAL INVESTMENTS)

                CAPITAL MARKETS - 21.0%

      322,163   Goldman Sachs Group Inc., (3)                          4.993%                        A2              $    8,313,416
       85,910   Goldman Sachs Group Inc., (3)                          6.200%                        A2                   2,218,196
      339,000   Lehman Brothers Holdings Inc., Series G (3)            5.220%                        A-                   8,590,260
      288,300   Merrill Lynch & Company Inc., (3)                      5.011%                        A2                   7,397,778
      155,000   Merrill Lynch & Company Inc., Series H, (3)            5.141%                        A2                   3,916,850
       10,000   River Valley Bancorp, Series A (MMB)                   8.450%                       N/R                  10,375,000
       35,600   UBS Preferred Funding Trust IV                         5.230%                       AA-                     893,560
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Markets                                                                                    41,705,060
                --------------------------------------------------------------------------------------------------------------------

                COMMERCIAL BANKS - 57.9%

       10,000   ABN AMRO North America Capital Funding,
                 Series 144A, (3)                                      6.968%                        A2                  10,628,125
      120,000   Banco Santander                                        6.410%                        A2                   3,040,800
        7,000   City National Bancshares Corporation,
                 Series F, 144A (MMB)                                  8.533%                       N/R                   7,248,938
       10,000   FBOP Corporation, Series 144A (MMB)                    7.230%                       N/R                   9,977,500
        7,000   First Tennessee Bank, 144A, (3)                        5.371%                        A3                   7,071,750
       10,000   Heartland Bank, Series A (MMB)                         8.471%                       N/R                  10,352,500
      443,900   HSBC USA Inc., (3)                                     5.300%                        A2                  11,439,303
        5,000   MidCarolina Financial Corporation, Series 144A (MMB)   8.342%                       N/R                   5,179,375
       10,000   Pedcor Bancorp, Series A (MMB)                         8.270%                       N/R                  10,302,500
        5,000   Pedcor Financial Bancorp. (MMB)                        8.388%                       N/R                   5,151,250
        5,000   Regent Bancorp Inc., Series A (MMB)                    8.481%                       N/R                   5,177,813
       10,000   Shorebank Corporation, 144A (MMB)                      8.350%                       N/R                  10,375,000
        5,000   Sleepy Hollow Bank, Series A, 144A (MMB)               8.336%                       N/R                   5,187,500
        3,500   Truman Bancorp Inc. (MMB)                              8.638%                       N/R                   3,610,250
       10,000   Vineyard National Bancorp, Series C, 144A (MMB)        8.400%                       N/R                  10,378,125
------------------------------------------------------------------------------------------------------------------------------------
                Total Commercial Banks                                                                                  115,120,729
                --------------------------------------------------------------------------------------------------------------------

                CONSUMER FINANCE - 4.1%

       79,500   SLM Corporation, (3)                                   5.180%                      BBB+                   8,166,145
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED FINANCIAL SERVICES - 8.1%

      320,000   CIT Group Inc., Series A, (3)                          6.350%                      BBB+                   8,435,200
        7,400   SG Preferred Capital II LLC, (3)                       6.302%                        A1                   7,623,850
------------------------------------------------------------------------------------------------------------------------------------
                Total Diversified Financial Services                                                                     16,059,050
                --------------------------------------------------------------------------------------------------------------------

                INSURANCE - 17.1%

      386,500   Aegon N.V.                                             6.375%                        A-                   9,759,125
      108,750   MetLife Inc., Series A, (3)                            5.491%                      Baa1                   2,839,463
      200,000   MetLife Inc., Series B, (3)                            6.500%                      Baa1                   5,250,000
      320,000   Prudential plc                                         6.500%                         A                   8,070,400
        8,000   Zurich RegCaPS Funding Trust VI, Series 144A, (3)      5.040%                      Baa2                   8,012,500
------------------------------------------------------------------------------------------------------------------------------------
                Total Insurance                                                                                          33,931,488
                --------------------------------------------------------------------------------------------------------------------

                U.S. AGENCY - 9.5%

      100,100   Fannie Mae, (3)                                        6.129%                       AA-                   5,047,543
      125,000   Fannie Mae, (3)                                        5.396%                       AA-                   6,340,625
       19,600   Freddie Mac, (3)                                       6.140%                       Aa3                     990,976
       71,000   Freddie Mac, (3)                                       5.100%                       AA-                   3,206,097
       58,200   Freddie Mac, (3)                                       4.590%                       AA-                   2,444,400
       17,600   Freddie Mac, (3)                                       3.840%                       AA-                     737,440
------------------------------------------------------------------------------------------------------------------------------------
                Total U.S. Agency                                                                                        18,767,081
                --------------------------------------------------------------------------------------------------------------------
                Total $25 Par (or similar) Securities (cost $231,300,452)                                               233,749,553
                ====================================================================================================================


                                       9


                        Nuveen Tax-Advantaged Floating Rate Fund (JFP) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)
    PRINCIPAL
 AMOUNT (000)   DESCRIPTION (1)                                        COUPON       MATURITY    RATINGS (2)                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 20.7% (15.0% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 13.3%

$       2,000   Abbey National Capital Trust I                         8.963%        6/30/50         A2              $    2,689,964
        5,000   Barclays Bank plc                                      6.278%       12/15/55        Aa3                   4,987,500
        3,985   Barnett Capital III                                    5.126%        2/01/27        Aa3                   3,893,449
        5,820   CoresStates Capital Trust III, 144A                    4.910%        5/15/07         A1                   5,660,520
        1,000   J.P. Morgan Chase Capital XIII, Floating Rate          5.471%        9/30/34         A1                   1,011,187
                  Capital Securities, Series M
        1,000   KBC Bank Fund Trust III, 144A                          9.860%        5/02/50         A2                   1,150,541
        1,000   St. George Funding Company LLC, 144A                   8.485%       12/31/47       Baa1                   1,079,553
        5,000   SunTrust Capital Trust I, Series A                     5.020%        5/15/27         A1                   4,905,660
        1,000   Swedbank ForeningsSparbanken AB, 144A                  9.000%        9/17/50         A2                   1,145,819
------------------------------------------------------------------------------------------------------------------------------------
       25,805   Total Commercial Banks                                                                                   26,524,193
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED FINANCIAL SERVICES - 5.6%

       11,000   RBS Capital Trust IV                                   5.336%        9/30/54         A1                  11,131,571
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - 1.8%

        3,500   Twin Reefs Trust Pass Through to XL Financial          5.420%        1/10/55        Aa2                   3,503,589
                  Assurance Ltd. Preferred Stock Series B
------------------------------------------------------------------------------------------------------------------------------------
$      40,305   Total Capital Preferred Securities (cost $41,413,760)                                                    41,159,353
====================================================================================================================================
                Total Investments (cost $272,714,212) - 138.4%                                                          274,908,906
                ====================================================================================================================
                Other Assets Less Liabilities - 0.9%                                                                      1,678,126
                ====================================================================================================================
                FundPreferred Shares, at Liquidation Value - (39.3)%                                                    (78,000,000)
                ====================================================================================================================
                Net Assets Applicable to Common Shares - 100%                                                        $  198,587,032
                ====================================================================================================================

                INTEREST RATE SWAPS OUTSTANDING AT JANUARY 31, 2006:

                                                FIXED RATE                                    FLOATING
                                                      PAID      FIXED RATE  FLOATING RATE         RATE                   UNREALIZED
                                     NOTIONAL  BY THE FUND         PAYMENT       RECEIVED      PAYMENT    TERMINATION  APPRECIATION
                COUNTERPARTY           AMOUNT  (ANNUALIZED)      FREQUENCY  BY THE FUND(4)   FREQUENCY           DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
                Goldman Sachs      $7,000,000        4.563%  Semi-Annually         4.521%    Quarterly        9/29/10      $ 32,460
                Goldman Sachs       2,500,000        5.278   Semi-Annually         4.460     Quarterly       12/09/35       (50,852)
                JPMorgan            5,000,000        4.592   Semi-Annually         4.350     Quarterly        8/17/10        12,073
                JPMorgan            5,000,000        4.511   Semi-Annually         4.406     Quarterly        8/31/10        30,889
                JPMorgan            1,300,000        4.962   Semi-Annually         4.640     Quarterly        7/27/35        18,577
                JPMorgan            4,000,000        4.955   Semi-Annually         4.660     Quarterly        7/28/35        61,746
                Morgan Stanley      3,000,000        4.590   Semi-Annually         4.600     Quarterly        7/15/15        60,849
                Morgan Stanley      6,500,000        4.850   Semi-Annually         4.600     Quarterly        7/14/35       204,672
                Morgan Stanley      4,000,000        4.880   Semi-Annually         4.600     Quarterly        7/15/35        85,793
                Morgan Stanley      1,750,000        4.900   Semi-Annually         4.600     Quarterly        7/18/35        41,548
                Morgan Stanley      2,300,000        4.890   Semi-Annually         4.601     Quarterly        7/20/35        58,340
                Morgan Stanley      1,700,000        4.930   Semi-Annually         4.614     Quarterly        7/21/35        32,536
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $588,631
====================================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard and Poor's Group are considered to be below investment grade.

                    (3)  Security is eligible for the Dividends Received
                         Deduction.

                    (4)  Based on LIBOR (London Inter-Bank Offered Rate).

                    N/R  Investment is not rated.

                   144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                    (MMB) Middle Market Bank.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES January 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $272,714,212)                                                                              $274,908,906
Unrealized appreciation on interest rate swaps                                                                              639,483
Receivables:
   Dividends                                                                                                                186,569
   Interest                                                                                                                 356,891
   Investments sold                                                                                                       1,028,666
Other assets                                                                                                                  4,475
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                      277,124,990
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                                              212,023
Unrealized depreciation on interest rate swaps                                                                               50,852
Accrued expenses:
   Management fees                                                                                                          137,564
   Organization and offering costs                                                                                           30,050
   Other                                                                                                                     64,725
FundPreferred share dividends payable                                                                                        42,744
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                     537,958
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                                                               78,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $198,587,032
====================================================================================================================================
Common shares outstanding                                                                                                13,851,500
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                                                                $      14.34
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                                $    138,515
Paid-in surplus                                                                                                         196,248,911
Undistributed (Over-distribution of) net investment income                                                               (1,214,612)
Accumulated net realized gain (loss) from investments and derivative transactions                                           630,893
Net unrealized appreciation (depreciation) of investments and derivative transactions                                     2,783,325
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $198,587,032
====================================================================================================================================
Authorized shares:
   Common                                                                                                                 Unlimited
   FundPreferred                                                                                                          Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                             OPERATIONS Six Months Ended January 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                                                $5,979,500
Interest                                                                                                                  1,748,800
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                   7,728,300
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                           1,231,103
FundPreferred shares - auction fees                                                                                          99,764
FundPreferred shares - dividend disbursing agent fees                                                                         3,883
Shareholders' servicing agent fees and expenses                                                                                  49
Custodian's fees and expenses                                                                                                33,905
Trustees' fees and expenses                                                                                                   2,226
Professional fees                                                                                                            14,265
Shareholders' reports - printing and mailing expenses                                                                        24,305
Stock exchange listing fees                                                                                                     834
Investor relations expense                                                                                                   24,606
Other expenses                                                                                                                1,435
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                                                      1,436,375
   Custodian fee credit                                                                                                      (1,488)
   Expense reimbursement                                                                                                   (415,042)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                              1,019,845
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     6,708,455
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                                                  (138,579)
Net realized gain (loss) from interest rate swaps                                                                           753,751
Change in net unrealized appreciation (depreciation) of investments                                                       2,286,697
Change in net unrealized appreciation (depreciation) of interest rate swaps                                                 235,021
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                                                   3,136,890
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                                                               (1,439,807)
From accumulated net realized gains                                                                                          (1,410)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to
   FundPreferred shareholders                                                                                            (1,441,217)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares from operations                                        $8,404,128
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                                                                                     FOR THE PERIOD
                                                                                                                            3/28/05
                                                                                                                      (COMMENCEMENT
                                                                                                          SIX MONTHS  OF OPERATIONS)
                                                                                                               ENDED        THROUGH
                                                                                                             1/31/06        7/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                    $ 6,708,455   $  2,100,016
Net realized gain (loss) from investments                                                                   (138,579)        16,702
Net realized gain (loss) from interest rate swaps                                                            753,751          8,000
Change in net unrealized appreciation (depreciation) of investments                                        2,286,697        (92,004)
Change in net unrealized appreciation (depreciation) of interest rate swaps                                  235,021        353,610
Distributions to FundPreferred shareholders:
   From net investment income                                                                             (1,439,807)      (426,009)
   From accumulated net realized gains                                                                        (1,410)            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares from operations                          8,404,128       1,960,315
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                                (5,436,207)    (2,721,198)
From accumulated net realized gains                                                                           (7,433)            --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                                                              (5,443,640)    (2,721,198)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                                               --    197,181,325
   Net proceeds from shares issued to shareholders due to reinvestment of distributions                           --        134,336
FundPreferred shares offering costs and adjustments                                                          (18,509)    (1,010,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares from capital share transactions            (18,509)   196,305,661
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares                                          2,941,979    195,544,778
Net assets applicable to Common shares at the beginning of period                                        195,645,053        100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                                             $198,587,032   $195,645,053
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                         $ (1,214,612)  $ (1,047,053)
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

Nuveen Tax-Advantaged Floating Rate Fund (the "Fund") is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Common shares are listed on the New York Stock Exchange and trade under the ticker symbol "JFP". The Fund was organized as a Massachusetts business trust on December 29, 2004.

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), the recording of the organization expenses ($13,500) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

The Fund's primary investment objective is to provide an attractive level of after-tax current income. The Fund's secondary investment objective is capital preservation. The Fund intends to pursue its investment objectives by investing primarily in adjustable rate securities that are eligible to pay dividends consisting primarily of tax-advantaged dividend income.

The Fund expects that substantially all of its portfolio of investments will be comprised of securities issued by banking companies and other financial institutions which may make the Fund more susceptible to adverse economic or regulatory occurrences affecting these institutions. The Fund's concentration of investments in these institutions includes the risk that banking companies and other financial institutions may themselves have concentrated portfolios, changes in interest rates or competition could affect their profitability, and there could be increased costs or setbacks due to changes in the regulatory and financial reporting requirements under which they operate.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of preferred stocks issued by middle market and major banking companies and other securities in the Fund's investment portfolio are generally provided by one or more independent pricing services approved by the Fund's Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value securities traded in the over-the-counter market at the mean of the last bona fide bid and bona fide ask prices when current quotations are readily available. The pricing services may value preferred stocks issued by middle market and major banking companies and other securities for which current quotations are not readily available at fair value using a wide range of market data and other information and analysis, including the obligor's credit characteristics considered relevant by such pricing service to determine valuations. The Board of Trustees of the Fund has approved procedures which permit the Adviser to determine the fair value of investments for which the applicable pricing service or services is not providing a price, using market data and other factors such as the obligor's credit characteristics. The Fund may engage an independent appraiser to periodically provide an independent determination of fair value of the preferred stocks issued by middle market banks. Short-term investments are valued at amortized cost, which approximates market value.

The preferred stocks issued by middle market and major banking companies in which the Fund invests are generally not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other securities. Consequently, the value of preferred stocks issued by middle market and major banking companies, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that preferred stock.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund maintains liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2006, the Fund had no such outstanding purchase commitments.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes
The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
The Fund declares monthly distributions to Common shareholders from its net investment income and net short-term capital gains. Net realized long-term capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, long-term capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

FundPreferred Shares
Effective May 27, 2005, the Fund issued 3,120 Series Th FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Interest Rate Swap Transactions
The Fund may invest in certain derivative financial instruments. The Fund's use of interest rate swap transactions is intended to synthetically convert certain Fund positions in fixed-rate securities effectively into adjustable rate instruments and thereby shorten the average interest rate reset time and duration of the Fund's portfolio of investments. Interest rate swap transactions involve the Fund's agreement with the counterparty to pay a semiannual fixed rate payment in exchange for the counterparty paying the Fund a quarterly variable rate payment. The payment obligations are based on the notional amount of the interest rate swap contract. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive. Interest rate swap positions are valued daily. The Fund accrues for the interim incoming and outgoing payments on interest rate swap contracts on a daily basis, and for the interim changes in the market value of the Fund's contractual rights and obligations under the contracts, with the net amount recorded within net unrealized appreciation (depreciation) of investments of interest rate swaps on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as net realized gain (loss) from interest rate swaps, in addition to net realized gain (loss) recorded upon the termination of interest rate swap contracts on the Statement of Operations. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Fund helps manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. In addition, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the interest rate swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Organization, Offering Costs and Fund Structuring Fee
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $13,500) and pay all Common share offering costs (other than the sales load and fund structuring fee) that exceed $.03 per Common share. The Fund's share of Common share offering costs ($415,050) and fund structuring fee ($590,000) were recorded as reductions of the proceeds from the sale of Common shares.

Costs incurred by the Fund in connection with its offering of FundPreferred shares ($1,028,509) were recorded as a reduction to paid-in surplus.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and FundPreferred shares were as follows:

                                                                                           FOR THE PERIOD
                                                                                                  3/28/05
                                                                                            (COMMENCEMENT
                                                                               SIX MONTHS   OF OPERATIONS)
                                                                                    ENDED         THROUGH
                                                                                  1/31/06         7/31/05
----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                                         --      13,835,000
   Shares issued to shareholders due to reinvestment of distributions                  --           9,500
----------------------------------------------------------------------------------------------------------
                                                                                       --      13,844,500
==========================================================================================================
FundPreferred shares sold                                                              --           3,120
==========================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short-term investments and derivative transactions) during the six months ended January 31, 2006, aggregated $62,459,905 and $51,105,901, respectively.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization on debt securities, and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2006, the cost of investments owned was $272,719,575.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


The net unrealized appreciation of investments at January 31, 2006, aggregated $2,189,331, of which $3,574,706 related to appreciated securities and $1,385,375 related to depreciated securities.

The tax components of undistributed net ordinary income and net realized gains at June 30, 2005, the Fund's last tax year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                     $228,414
Undistributed net long-term capital gains                                     --
================================================================================
*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the tax year ended June 30, 2005, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net ordinary income *                              $1,078,688
Distributions from net long-term capital gains                                --
================================================================================
*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Fund. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Fund. The use of these assumptions and estimates will not affect the qualification of the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is based upon the average daily Managed Assets of the Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billion                                        .6000
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2006, the complex-level fee rate was .1891%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolio of the Fund. Spectrum is compensated for its services to the Fund from the management fee paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Fund.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2005*                      .30%                  2010                       .30%
2006                       .30                   2011                       .22
2007                       .30                   2012                       .14
2008                       .30                   2013                       .07
2009                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond March 31, 2013.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Fund declared a $.0655 Common share dividend distribution from its net investment income and net short-term capital gains which was paid on March 1, 2006, to shareholders of record on February 15, 2006.

                        Financial
                               HIGHLIGHTS (Unaudited)

             Selected data for a Common share outstanding throughout the period:

                                                  Investment Operations                                    Less Distributions
                              -------------------------------------------------------------------  ---------------------------------
                                                       Distributions     Distributions
                                                            from Net              from                    Net
                  Beginning                               Investment           Capital             Investment    Capital
                     Common                       Net      Income to          Gains to              Income to   Gains to
                      Share          Net    Realized/  FundPreferred     FundPreferred                 Common     Common
                  Net Asset   Investment   Unrealized         Share-            Share-                 Share-     Share-
                      Value     Income(a)        Gain        holders+          holders+     Total     holders    holders      Total
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(c)              $14.12         $.48         $.23          $(.10)             $ --       $.61       $(.39)      $ --      $(.39)
2005(b)               14.33          .15          .02           (.03)               --        .14        (.20)        --       (.20)
====================================================================================================================================
                                                                   Total Returns
                                                               --------------------
                        Offering
                     Costs, Fund                                            Based
                     Structuring                                               on
                         Fee and      Ending                               Common
                   FundPreferred      Common                    Based       Share
                           Share       Share       Ending          on         Net
                    Underwriting   Net Asset       Market      Market       Asset
                       Discounts       Value        Value       Value**     Value**
-----------------------------------------------------------------------------------
Year Ended 7/31:
2006(c)                    $  --      $14.34       $12.74       (2.10)%      4.40%
2005(b)                     (.15)      14.12        13.42       (9.24)       (.08)
===================================================================================
                                                  Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------
                                   Before Credit/Reimbursement    After Credit/Reimbursement***
                                  -----------------------------   -----------------------------
                                                 Ratio of Net                   Ratio of Net
                                    Ratio of       Investment       Ratio of      Investment
                        Ending      Expenses        Income to       Expenses       Income to
                           Net    to Average          Average     to Average         Average
                        Assets    Net Assets       Net Assets     Net Assets      Net Assets
                    Applicable    Applicable       Applicable     Applicable      Applicable      Portfolio
                     to Common     to Common        to Common      to Common       to Common       Turnover
                   Shares (000)       Shares++         Shares++       Shares++        Shares++         Rate
------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(c)               $198,587          1.45%*           6.35%*         1.03%*          6.77%*           19%
2005(b)               $195,645          1.26*            2.88*           .90*           3.25*            19
============================================================================================================
                      FundPreferred Shares at End of Period
                     ----------------------------------------
                       Aggregate    Liquidation
                          Amount     and Market         Asset
                     Outstanding          Value      Coverage
                            (000)     Per Share     Per Share
--------------------------------------------------------------
Year Ended 7/31:
2006(c)                  $78,000        $25,000       $88,650
2005(b)                  $78,000        $25,000       $87,707
==============================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to FundPreferred shareholders; income ratios reflect income earned on assets attributable to FundPreferred shares.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) For the period March 28, 2005 (commencement of operations) through July 31, 2005.
(c)  For the six months ended January 31, 2006.

                                 See accompanying notes to financial statements.


                                  20-21 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

DISTRIBUTION INFORMATION

The Fund designates 57.14% of dividends declared from net investment income as dividends qualifying for the 70% dividends received deduction for corporations and 64.74% as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

GLOSSARY OF TERMS USED IN THIS REPORT

MARKET YIELD: Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Funds' cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071 Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $135 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                o Share prices
                                o Fund details
           Learn more           o Daily financial news
about Nuveen Funds at           o Investor education
   WWW.NUVEEN.COM/ETF           o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-D-0106D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Floating Rate Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 7, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 7, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 7, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.